Accrued Expenses and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Current Liabilities [Line Items]
Payable for business acquisitions		7,623	13,573
Business taxes and other subcharge payables		41,178	28,449
Accrual for customer loyalty program		12,963	7,629
Payable to noncontrolling interest holders		11,751	11,433
Other payables		16,589	13,249
Accrued rental		35,989	26,544
Accrued utilities		28,332	19,224
Other accrued expenses		32,955	22,045
Total	$ 30,076	187,380	142,146